CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
VSee Lab, Inc
Revenues	$ 5,840,889	$ 6,377,760
Cost of goods sold	1,933,195	1,542,657
Gross margin	3,907,694	4,835,103
Operating expenses
Compensation and related benefits	4,417,028	5,015,940
General and administrative	962,616	1,283,172
Transaction expenses	86,799	216,025
Total operating expenses	5,466,443	6,515,137
Net operating loss	(1,558,749)	(1,680,034)
Other (expense) income:
Interest expense	(191,323)	(31,868)
Other (expense) income	(20,114)	156,516
Change in fair value on embedded derivative	90,200	(64,731)
Gain on forgiveness of debt	107,862
Total other income (expense)	(13,375)	59,917
Loss before benefit from income taxes	(1,572,124)	(1,620,117)
Benefit from income tax	(1,838,490)	694,363
Net loss	(3,410,614)	(925,754)
Net profit attributable to non-controlling interest	37,476	(89,549)
Net loss attributable to stockholders	$ (3,448,090)	$ (836,205)
Basic loss per share	$ (0.05)	$ (0.08)
Diluted loss per share	$ (0.05)	$ (0.08)
Weighted average number of shares outstanding, basic income	9,998,446	9,998,446
Weighted average number of shares outstanding, diluted income	9,998,446	9,998,446